Schedule of investments
Delaware Ivy VIP Energy
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.81%♦
Consumer Staples — 1.72%
Darling Ingredients †	31,661	$ 1,652,704
		1,652,704
Energy — 91.46%
BP ADR	73,947	2,863,228
Chesapeake Energy	60,069	5,179,750
Chord Energy	32,945	5,339,396
ConocoPhillips	53,954	6,463,689
Diamondback Energy	6,972	1,079,823
Enterprise Products Partners	53,446	1,462,817
EQT	49,489	2,008,264
Equinor	87,342	2,867,266
Hess	18,076	2,765,628
Kimbell Royalty Partners	187,760	3,004,160
Kosmos Energy †	137,412	1,124,030
Marathon Petroleum	27,671	4,187,729
Occidental Petroleum	99,322	6,444,012
Parex Resources	220,176	4,131,998
Peabody Energy	63,626	1,653,640
Permian Resources	362,365	5,058,616
Schlumberger	87,319	5,090,698
Shell	240,412	7,644,093
Sunrun †	53,738	674,949
Talos Energy †	69,233	1,138,191
Tourmaline Oil	103,535	5,210,099
Unit	65,540	3,585,038
Valaris †	58,138	4,359,187
Valero Energy	32,354	4,584,885
		87,921,186
Industrials — 3.14%
Generac Holdings †	10,223	1,113,898
Li-Cycle Holdings †	198,003	702,911
Net Power †	46,044	695,264
NuScale Power †	103,282	506,082
		3,018,155
Utilities — 0.49%
Spruce Power Holding †	695,986	473,270
		473,270
Total Common Stocks (cost $87,772,762)		93,065,315

	Number of shares	Value (US $)

Master Limited Partnerships — 2.75%
Black Stone Minerals	111,869	$ 1,927,503
Natural Resource Partners	9,030	712,196
Total Master Limited Partnerships (cost $2,029,600)		2,639,699

Short-Term Investments — 0.64%
Money Market Mutual Funds — 0.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	154,176	154,176
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	154,176	154,176
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	154,176	154,176
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	154,175	154,175
Total Short-Term Investments (cost $616,703)		616,703

Total Value of Securities—100.20% (cost $90,419,065)		96,321,717
Liabilities Net of Receivables and Other Assets—(0.20%)		(188,520)
Net Assets Applicable to 17,616,909 Shares Outstanding—100.00%		$96,133,197
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV073 [0923] 1123 (3217174)    1